INCOME TAXES (Details Narrative) - Stardust Power Inc [Member]	10 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Effective income tax percentage	0.00%
Deferred tax assets valuation allowance	$ 578,644
Federal net operating loss carryforwards	7,736
State net operating loss carryforwards	$ 2,852